MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 22,286		$ 41,587
Fair value increase/decrease	$ (19,301)	$ (42,447)